Employee Benefit Plan, Investments (AT&T Group Trust Assets at Fair Value) (Details) - EBP-43-1301883-021 [Group Trust] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	$ 7,170,886	$ 6,862,851
Corporate debt
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	874,643	939,989
Mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	816,124	843,105
Equities
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	989,007	589,466
Futures
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	23
EBP, Other Liability (Asset) at Fair Value		(2,534)
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	174,429	202,817
Government securities
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	505,762	319,763
Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	3,807,953	3,962,205
Non-publicly traded registered investments companies
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Other Liability (Asset) at Fair Value	(430,606)	420,560
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	3,362,933	2,900,646
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Corporate debt
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	874,643	939,989
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	816,124	843,105
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Equities
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	989,007	589,466
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Futures
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	23
EBP, Other Liability (Asset) at Fair Value		(2,534)
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	174,429	202,817
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Government securities
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	505,762	319,763
Fair Value, Inputs, Level 1, Level 2, and Level 3 | 103-12 investments
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	235,273	207,042
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Non-publicly traded registered investments companies
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	162,302	74,483
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	1,166,404	797,789
Fair Value, Inputs, Level 1 | Corporate debt
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0	0
Fair Value, Inputs, Level 1 | Mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0	0
Fair Value, Inputs, Level 1 | Equities
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	989,007	589,466
Fair Value, Inputs, Level 1 | Futures
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	23
EBP, Other Liability (Asset) at Fair Value		(2,534)
Fair Value, Inputs, Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	174,429	202,817
Fair Value, Inputs, Level 1 | Government securities
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0	0
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	2,196,529	2,102,857
Fair Value, Inputs, Level 2 | Corporate debt
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	874,643	939,989
Fair Value, Inputs, Level 2 | Mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	816,124	843,105
Fair Value, Inputs, Level 2 | Equities
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0	0
Fair Value, Inputs, Level 2 | Futures
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0	0
Fair Value, Inputs, Level 2 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0	0
Fair Value, Inputs, Level 2 | Government securities
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	505,762	319,763
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0	0
Fair Value, Inputs, Level 3 | Corporate debt
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0	0
Fair Value, Inputs, Level 3 | Mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0	0
Fair Value, Inputs, Level 3 | Equities
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0	0
Fair Value, Inputs, Level 3 | Futures
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0	0
Fair Value, Inputs, Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0	0
Fair Value, Inputs, Level 3 | Government securities
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0	0
UNITED STATES | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	3,219,358	3,542,987
Non-US [Member] | Foreign cash
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	2,945	8,040
Non-US [Member] | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	191,020	137,693
Non-US [Member] | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Foreign cash
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	2,945	8,040
Non-US [Member] | Fair Value, Inputs, Level 1 | Foreign cash
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	2,945	8,040
Non-US [Member] | Fair Value, Inputs, Level 2 | Foreign cash
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0	0
Non-US [Member] | Fair Value, Inputs, Level 3 | Foreign cash
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	$ 0	$ 0